Mortgage Banking Activities, Managed Servicing Portfolio (Details) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Components of Managed Servicing Portfolio [Abstract]
Total managed servicing portfolio	$ 1,498.0	$ 1,664.0
Total serviced for others, excluding subserviced for others	$ 1,099.0	$ 1,246.0
MSRs as a percentage of loans serviced for others	0.77%	0.84%
Weighted average note rate (mortgage loans serviced for others)	4.50%	4.30%
Mortgage Banking Activities Textual [Abstract]
Servicer advances on mortgage loans	$ 2.1	$ 2.5
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others	560.0	681.0
Owned loans serviced	262.0	273.0
Total managed servicing portfolio	822.0	954.0
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced and subserviced for others	548.0	577.0
Owned loans serviced	128.0	133.0
Total managed servicing portfolio	$ 676.0	$ 710.0